Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 1,358,367	$ 2,077,586	$ 2,251,818	$ 2,360,520	$ 4,348
MAOMSO Recovery LLC Series FHCP [Member] | MSP Recovery LLC [Member]
Noncontrolling Interest [Line Items]
Percentage of entitled preferred return by non-controlling member	20.00%	20.00%
Entitled claims recover percentage by non-controlling member	80.00%	80.00%
Percentage of non-controlling member allocated cost	100.00%	100.00%
Non-controlling interest	$ 4,300	$ 4,300			$ 4,300
UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common unit exchange value	2,500	$ 300
New common unit issued	$ 500